SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 4 - SUBSEQUENT EVENTS Regarding additional ordinary shares issued under the ATM Sales Agreement subsequent to June 30, 2025, see Note 3D above.